Employee Benefit Plans (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Company's contributions to employee saving plan			$ 73
Discretionary company's contribition to employee saving plan			0
Compensation expense	$ 589	$ 1,268	$ 2,885
Restricted Stock [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Fair value of stock granted	$ 2.28	$ 0	$ 2.84
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	350,000
Service Conditions [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 0
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 256
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	2 years 9 months 21 days